Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
Intangible assets useful life	50 years
Land use rights, Expiry date	Mar. 15, 2057
Amortization of land use rights	$ 80,272	$ 81,391	$ 80,769
Amortization expense of intangible assets, First year	80,272
Amortization expense of intangible assets, Second year	80,272
Amortization expense of intangible assets, Third year	80,272
Amortization expense of intangible assets, Fourth year	80,272
Amortization expense of intangible assets, Fifth year	80,272
Amortization expense of intangible assets, thereafter	$ 80,272